Document and Entity Information	0 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 28, 2013
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013
SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:
Trading Symbol	SIEAX
SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund | Class B
Risk/Return:
Trading Symbol	SSIBX
SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund | Class C
Risk/Return:
Trading Symbol	SIETX
SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund | Class I
Risk/Return:
Trading Symbol	NAOIX
SunAmerica Japan Fund | SunAmerica Japan Fund | Class A
Risk/Return:
Trading Symbol	SAESX
SunAmerica Value Fund | SunAmerica Value Fund | Class A
Risk/Return:
Trading Symbol	SSVAX
SunAmerica Value Fund | SunAmerica Value Fund | Class B
Risk/Return:
Trading Symbol	SSVBX
SunAmerica Value Fund | SunAmerica Value Fund | Class C
Risk/Return:
Trading Symbol	SVPCX